Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 55,551	$ 55,474	$ 936	$ (80)	$ 59,275	$ (4,657)	$ 77
Equity at beginning of period at Dec. 31, 2019	55,551	55,474	936	(80)	59,275	(4,657)	77
Net income	4,040	4,043			4,043		(3)
Other comprehensive income	175	176			(12)	188	(1)
Total comprehensive income	4,215	4,219			4,031	188	(4)
Dividends	(6,987)	(6,987)			(6,987)
Purchase of treasury shares	(150)	(150)		(1)	(149)
Reduction of share capital			(23)	31	(8)
Exercise of options and employee transactions, equity impact	823	823		8	815
Equity-based compensation	365	365		5	360
Shares delivered to divested business employees, equity impact	29	29		0	29
Taxes on treasury shares	30	30			30
Fair value adjustments on equity securities sold, reclassified to retained earnings					90	(90)
Other movements	9	9			9
Total of other equity movements	(5,881)	(5,881)	(23)	43	(5,811)	(90)
Equity at end of period at Jun. 30, 2020	53,885	53,812	913	(37)	57,495	(4,559)	73
Equity	50,977	50,903	936	(68)	55,356	(5,321)	74
Equity at beginning of period at Mar. 31, 2020	50,977	50,903	936	(68)	55,356	(5,321)	74
Net income	1,867	1,867			1,867		0
Other comprehensive income	835	836				836	(1)
Total comprehensive income	2,702	2,703			1,867	836	(1)
Purchase of treasury shares	(9)	(9)		0	(9)
Reduction of share capital			(23)	31	(8)
Equity-based compensation	203	203		0	203
Shares delivered to divested business employees, equity impact	8	8		0	8
Fair value adjustments on equity securities sold, reclassified to retained earnings					74	(74)
Other movements	4	4			4
Total of other equity movements	206	206	(23)	31	272	(74)
Equity at end of period at Jun. 30, 2020	53,885	53,812	913	(37)	57,495	(4,559)	73
Equity	53,885	53,812	913	(37)	57,495	(4,559)	73
Equity	56,666	56,598	913	(53)	57,157	(1,419)	68
Equity at beginning of period at Dec. 31, 2020	56,666	56,598	913	(53)	57,157	(1,419)	68
Net income	4,954	4,955			4,955		(1)
Other comprehensive income	351	354			(71)	425	(3)
Total comprehensive income	5,305	5,309			4,884	425	(4)
Dividends	(7,368)	(7,368)			(7,368)
Purchase of treasury shares	(2,686)	(2,686)		(17)	(2,669)
Exercise of options and employee transactions, equity impact	39	39		0	39
Equity-based compensation	337	337		5	332
Shares delivered to divested business employees, equity impact	17	17		0	17
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	1,769	1,769			1,769
Fair value adjustments on equity securities sold, reclassified to retained earnings					209	(209)
Fair value adjustments related to divestments					3	(3)
Impact of change in ownership of consolidated entities	22						22
Other movements	27	27			27
Total of other equity movements	(7,843)	(7,865)		(12)	(7,641)	(212)	22
Equity at end of period at Jun. 30, 2021	54,128	54,042	913	(65)	54,400	(1,206)	86
Equity	50,589	50,523	913	(60)	52,048	(2,378)	66
Equity at beginning of period at Mar. 31, 2021	50,589	50,523	913	(60)	52,048	(2,378)	66
Net income	2,895	2,896			2,896		(1)
Other comprehensive income	1,226	1,227				1,227	(1)
Total comprehensive income	4,121	4,123			2,896	1,227	(2)
Purchase of treasury shares	(793)	(793)		(5)	(788)
Exercise of options and employee transactions, equity impact	(3)	(3)		0	(3)
Equity-based compensation	179	179		0	179
Taxes on treasury shares	(1)	(1)			(1)
Fair value adjustments on equity securities sold, reclassified to retained earnings					55	(55)
Impact of change in ownership of consolidated entities	22						22
Other movements	14	14			14
Total of other equity movements	(582)	(604)		(5)	(544)	(55)	22
Equity at end of period at Jun. 30, 2021	54,128	54,042	913	(65)	54,400	(1,206)	86
Equity	$ 54,128	$ 54,042	$ 913	$ (65)	$ 54,400	$ (1,206)	$ 86